Nature of Business - 10K (Details)	8 Months Ended	12 Months Ended
	Jan. 07, 2024 segment location state	Apr. 30, 2023 state segment location
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of locations | location	15	13
Number of states | state	9	9
Number of operating segments	1	1
Number of reportable segments	1	1